Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Borrowings	€ 1,135	€ 343
Lease liabilities	1,260	508
Derivative financial instruments	839
Trade payables	221	445
Current income tax liability		64
Social securities and other taxes	22	108
Pension premiums	6	2
Deferred income	700	711
Accrued expenses and other liabilities	6,118	8,812
Current liabilities	€ 10,301	€ 10,993